Portfolio of Investments
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.3%
Issuer	Shares	Value ($)
Communication Services 1.0%
Media 0.6%
John Wiley & Sons, Inc., Class A	83,528	4,429,490
Wireless Telecommunication Services 0.4%
Telephone and Data Systems, Inc.	157,260	2,969,069
Total Communication Services		7,398,559
Consumer Discretionary 8.8%
Auto Components 1.5%
Adient PLC(a)	94,808	3,865,322
Modine Manufacturing Co.(a)	195,678	1,763,059
Standard Motor Products, Inc.	108,970	4,700,966
Total		10,329,347
Automobiles 0.9%
Harley-Davidson, Inc.	91,295	3,597,023
Winnebago Industries, Inc.	57,486	3,105,969
Total		6,702,992
Hotels, Restaurants & Leisure 2.0%
Bloomin’ Brands, Inc.	180,982	3,970,745
Cracker Barrel Old Country Store, Inc.	25,295	3,003,276
El Pollo Loco Holdings, Inc.(a)	163,008	1,894,153
Papa John’s International, Inc.	9,894	1,041,640
Six Flags Entertainment Corp.(a)	96,704	4,206,624
Total		14,116,438
Household Durables 1.6%
La-Z-Boy, Inc.	130,180	3,432,847
Taylor Morrison Home Corp., Class A(a)	113,560	3,091,103
Tri Pointe Homes, Inc.(a)	144,312	2,897,785
Universal Electronics, Inc.(a)	61,575	1,923,603
Total		11,345,338
Internet & Direct Marketing Retail 0.4%
Quotient Technology, Inc.(a)	458,422	2,924,732
Specialty Retail 1.0%
Designer Brands, Inc.(a)	328,416	4,436,900
Urban Outfitters, Inc.(a)	108,655	2,728,327
Total		7,165,227
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 1.4%
Gildan Activewear, Inc.	87,541	3,281,037
Oxford Industries, Inc.	57,375	5,192,437
Under Armour, Inc., Class A(a)	92,560	1,575,371
Total		10,048,845
Total Consumer Discretionary		62,632,919
Consumer Staples 6.0%
Food Products 2.7%
Cal-Maine Foods, Inc.	74,883	4,135,039
Hain Celestial Group, Inc. (The)(a)	337,116	11,596,791
TreeHouse Foods, Inc.(a)	106,373	3,431,593
Total		19,163,423
Household Products 0.9%
Central Garden & Pet Co., Class A(a)	71,530	2,916,993
Spectrum Brands Holdings, Inc.	44,261	3,926,836
Total		6,843,829
Personal Products 2.4%
Coty, Inc., Class A(a)	1,464,658	13,167,276
Edgewell Personal Care Co.	102,526	3,759,628
Total		16,926,904
Total Consumer Staples		42,934,156
Energy 4.3%
Energy Equipment & Services 2.0%
Dril-Quip, Inc.(a)	220,190	8,224,096
Expro Group Holdings NV(a)	167,092	2,970,896
Helmerich & Payne, Inc.	80,443	3,441,352
Total		14,636,344
Oil, Gas & Consumable Fuels 2.3%
Earthstone Energy, Inc., Class A(a)	156,555	1,977,290
Matador Resources Co.	133,382	7,066,578
PDC Energy, Inc.	35,876	2,607,468
Range Resources Corp.(a)	92,130	2,798,909
SM Energy Co.	43,508	1,694,636
Total		16,144,881
Total Energy		30,781,225
Variable Portfolio – Partners Small Cap Value Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 18.1%
Banks 14.2%
Ameris Bancorp	76,070	3,337,952
Atlantic Union Bankshares Corp.	107,364	3,939,185
Banc of California, Inc.	209,780	4,061,341
Berkshire Hills Bancorp, Inc.	138,560	4,014,083
Community Bank System, Inc.	46,101	3,233,985
ConnectOne Bancorp, Inc.	168,301	5,387,315
Dime Community Bancshares, Inc.	121,229	4,190,886
Eastern Bankshares, Inc.	215,920	4,650,917
Enterprise Financial Services Corp.	140,070	6,626,712
First BanCorp	74,770	3,123,143
First Busey Corp.	86,824	2,200,120
First Merchants Corp.	95,643	3,978,749
Glacier Bancorp, Inc.	66,247	3,330,899
Lakeland Financial Corp.	21,913	1,599,649
National Bank Holdings Corp., Class A	129,412	5,212,715
Pacific Premier Bancorp, Inc.	186,389	6,588,851
Renasant Corp.	59,399	1,986,896
Seacoast Banking Corp. of Florida	247,734	8,675,645
Simmons First National Corp., Class A	132,648	3,478,031
Texas Capital Bancshares, Inc.(a)	73,190	4,194,519
Umpqua Holdings Corp.	286,773	5,408,539
United Community Banks, Inc.	158,521	5,516,531
Veritex Holdings, Inc.	96,852	3,696,841
WesBanco, Inc.	85,032	2,921,699
Total		101,355,203
Capital Markets 0.5%
PJT Partners, Inc.	56,906	3,591,907
Consumer Finance 1.0%
Green Dot Corp., Class A(a)	69,347	1,905,656
PRA Group, Inc.(a)	111,616	5,031,649
Total		6,937,305
Diversified Financial Services 0.6%
Compass Diversified Holdings	167,900	3,990,983
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 0.8%
Argo Group International Holdings Ltd.	92,970	3,837,801
eHealth, Inc.(a)	154,997	1,923,513
Total		5,761,314
Thrifts & Mortgage Finance 1.0%
MGIC Investment Corp.	269,103	3,646,346
Washington Federal, Inc.	108,752	3,569,240
Total		7,215,586
Total Financials		128,852,298
Health Care 7.4%
Biotechnology 0.8%
Alkermes PLC(a)	61,731	1,624,143
BioCryst Pharmaceuticals, Inc.(a)	131,293	2,134,824
Blueprint Medicines Corp.(a)	16,699	1,066,732
Immunogen, Inc.(a)	116,126	552,760
Total		5,378,459
Health Care Equipment & Supplies 4.1%
Angiodynamics, Inc.(a)	66,893	1,440,875
ICU Medical, Inc.(a)	33,725	7,508,534
Lantheus Holdings, Inc.(a)	119,185	6,592,122
NuVasive, Inc.(a)	13,395	759,497
Orthofix Medical, Inc.(a)	349,234	11,419,952
SurModics, Inc.(a)	40,190	1,821,813
Total		29,542,793
Health Care Providers & Services 1.8%
Hanger, Inc.(a)	168,311	3,085,141
Mednax, Inc.(a)	104,175	2,446,029
ModivCare, Inc.(a)	26,499	3,057,719
Owens & Minor, Inc.	102,405	4,507,868
Total		13,096,757
Health Care Technology 0.5%
Evolent Health, Inc., Class A(a)	31,590	1,020,357
NextGen Healthcare, Inc.(a)	107,550	2,248,870
Total		3,269,227
Pharmaceuticals 0.2%
ANI Pharmaceuticals, Inc.(a)	56,932	1,600,359
Total Health Care		52,887,595

2	Variable Portfolio – Partners Small Cap Value Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 20.7%
Aerospace & Defense 1.7%
AAR Corp.(a)	73,385	3,554,036
Kaman Corp.	71,555	3,111,211
Mercury Systems, Inc.(a)	86,667	5,585,688
Total		12,250,935
Air Freight & Logistics 0.6%
HUB Group, Inc., Class A(a)	56,160	4,336,114
Building Products 1.5%
Apogee Enterprises, Inc.	113,085	5,367,014
PGT, Inc.(a)	139,601	2,510,026
Quanex Building Products Corp.	147,336	3,092,583
Total		10,969,623
Commercial Services & Supplies 4.4%
ABM Industries, Inc.	94,882	4,368,367
Brady Corp., Class A	79,105	3,660,188
Deluxe Corp.	119,989	3,628,467
Harsco Corp.(a)	204,570	2,503,937
KAR Auction Services, Inc.(a)	246,655	4,452,123
MillerKnoll, Inc.	129,773	4,484,955
SP Plus Corp.(a)	260,792	8,178,437
Total		31,276,474
Construction & Engineering 1.5%
Granite Construction, Inc.	88,015	2,886,892
Great Lakes Dredge & Dock Corp.(a)	282,693	3,966,183
Sterling Construction Co., Inc.(a)	136,108	3,647,694
Total		10,500,769
Electrical Equipment 3.0%
AZZ, Inc.	103,212	4,978,947
EnerSys	52,981	3,950,793
GrafTech International Ltd.	354,518	3,410,463
Regal Rexnord Corp.	62,502	9,299,048
Total		21,639,251
Machinery 4.4%
Albany International Corp., Class A	49,818	4,200,654
Astec Industries, Inc.	121,568	5,227,424
CIRCOR International, Inc.(a)	155,851	4,148,753
Columbus McKinnon Corp.	54,848	2,325,555
Common Stocks (continued)
Issuer	Shares	Value ($)
Hillenbrand, Inc.	86,964	3,841,200
REV Group, Inc.	372,492	4,991,393
SPX Corp.(a)	139,643	6,899,761
Total		31,634,740
Professional Services 2.2%
CBIZ, Inc.(a)	129,034	5,415,557
Huron Consulting Group, Inc.(a)	34,199	1,566,656
ICF International, Inc.	36,488	3,434,980
KBR, Inc.	97,521	5,337,325
Total		15,754,518
Road & Rail 0.9%
Marten Transport Ltd.	174,457	3,098,356
Werner Enterprises, Inc.	79,085	3,242,485
Total		6,340,841
Trading Companies & Distributors 0.5%
Beacon Roofing Supply, Inc.(a)	52,950	3,138,876
Total Industrials		147,842,141
Information Technology 13.4%
Communications Equipment 0.8%
AudioCodes Ltd.	65,342	1,669,488
Netscout Systems, Inc.(a)	129,955	4,168,956
Total		5,838,444
Electronic Equipment, Instruments & Components 4.7%
Advanced Energy Industries, Inc.	33,161	2,854,499
Belden, Inc.	199,816	11,069,806
Benchmark Electronics, Inc.	39,824	997,193
FARO Technologies, Inc.(a)	111,664	5,797,595
Knowles Corp.(a)	196,543	4,231,571
Methode Electronics, Inc.	109,271	4,725,971
Plexus Corp.(a)	48,002	3,927,043
Total		33,603,678
IT Services 2.4%
Conduent, Inc.(a)	1,092,730	5,638,487
CSG Systems International, Inc.	124,920	7,941,165
MAXIMUS, Inc.	50,732	3,802,363
Total		17,382,015

Variable Portfolio – Partners Small Cap Value Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 1.1%
Kulicke & Soffa Industries, Inc.	61,977	3,471,952
Tower Semiconductor Ltd.(a)	80,983	3,919,577
Total		7,391,529
Software 4.4%
Cognyte Software Ltd.(a)	319,446	3,612,934
NCR Corp.(a)	312,778	12,570,548
Progress Software Corp.	320,481	15,091,450
Total		31,274,932
Total Information Technology		95,490,598
Materials 7.9%
Chemicals 1.5%
Element Solutions, Inc.	151,710	3,322,449
Minerals Technologies, Inc.	52,143	3,449,259
Orion Engineered Carbons SA	224,447	3,584,419
Total		10,356,127
Construction Materials 0.4%
Summit Materials, Inc., Class A(a)	102,784	3,192,471
Containers & Packaging 1.8%
Greif, Inc., Class A	70,104	4,560,966
Myers Industries, Inc.	163,472	3,530,995
Silgan Holdings, Inc.	97,220	4,494,481
Total		12,586,442
Metals & Mining 3.5%
Alamos Gold, Inc., Class A	240,841	2,027,881
Coeur Mining, Inc.(a)	72,772	323,835
Compass Minerals International, Inc.	215,924	13,557,868
Kaiser Aluminum Corp.	38,879	3,660,847
Materion Corp.	51,748	4,436,874
Schnitzer Steel Industries, Inc., Class A	22,369	1,161,846
Total		25,169,151
Paper & Forest Products 0.7%
Glatfelter Corp.	391,964	4,852,514
Total Materials		56,156,705
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 7.1%
Equity Real Estate Investment Trusts (REITS) 7.1%
Brandywine Realty Trust	185,635	2,624,879
CatchMark Timber Trust, Inc., Class A	232,444	1,906,041
Cousins Properties, Inc.	77,079	3,105,513
Empire State Realty Trust, Inc., Class A	515,453	5,061,748
Equity Commonwealth(a)	522,766	14,747,229
Four Corners Property Trust, Inc.	108,296	2,928,324
Kite Realty Group Trust	225,876	5,143,197
Pebblebrook Hotel Trust	137,376	3,362,964
Physicians Realty Trust	143,321	2,513,850
Retail Opportunity Investments Corp.	74,743	1,449,267
Sunstone Hotel Investors, Inc.(a)	275,304	3,243,081
UMH Properties, Inc.	168,238	4,136,972
Total		50,223,065
Total Real Estate		50,223,065
Utilities 3.6%
Electric Utilities 1.7%
Allete, Inc.	58,252	3,901,719
OGE Energy Corp.	88,508	3,609,356
PNM Resources, Inc.	90,552	4,316,614
Total		11,827,689
Gas Utilities 1.1%
New Jersey Resources Corp.	91,503	4,196,327
Spire, Inc.	54,735	3,927,784
Total		8,124,111
Multi-Utilities 0.8%
Avista Corp.	55,270	2,495,441
NorthWestern Corp.	57,802	3,496,443
Total		5,991,884
Total Utilities		25,943,684
Total Common Stocks (Cost $678,625,714)		701,142,945

Rights 0.0%

Health Care —%
Biotechnology —%
Aduro Biotech CVR(a),(b),(c),(d)	4,550	—
Total Health Care		—

4	Variable Portfolio – Partners Small Cap Value Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2022 (Unaudited)
Rights (continued)
Issuer	Shares	Value ($)
Industrials 0.0%
Airlines 0.0%
American Airlines Escrow(a),(b),(d)	185,100	1
Total Industrials		1
Total Rights (Cost $—)		1

Money Market Funds 2.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(e),(f)	14,448,191	14,442,411
Total Money Market Funds (Cost $14,443,049)		14,442,411
Total Investments in Securities (Cost: $693,068,763)		715,585,357
Other Assets & Liabilities, Net		(1,969,047)
Net Assets		713,616,310

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2022, the total value of these securities amounted to $1, which represents less than 0.01% of total net assets.
(c)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At March 31, 2022, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Aduro Biotech CVR	10/21/2020	4,550	—	—

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at March 31, 2022.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	17,679,884	32,570,299	(35,807,771)	(1)	14,442,411	(2,534)	5,153	14,448,191
Abbreviation Legend
CVR	Contingent Value Rights
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Partners Small Cap Value Fund | First Quarter Report 2022	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7058_12_A01_(05/22)